Accounting Policies - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Operating Expenses	$ (553)	$ (567)	$ (1,106)	$ (1,146)
Other income, net	(18)	(20)	(27)	(48)
ASU 2014-09 | Difference between revenue guidance in effect before and after topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sales and municipal taxes	$ 12		$ 26
ASU 2017-07
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Operating Expenses		4		7
Other income, net		$ 4		$ 7